Document and Entity Information	9 Months Ended
Dec. 27, 2014
Document and Entity Information
Entity Registrant Name	Boot Barn Holdings, Inc.
Entity Central Index Key	0001610250
Document Type	S-1
Pre-Effective Amendment Number	1
Document Period End Date	Dec. 27, 2014
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer